Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 1,514,010	¥ 1,549,630
Domestic, Japan | Pension benefits and SIPs | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	690,781	625,237
Domestic, Japan | Pension benefits and SIPs | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	12,351	15,417
Domestic, Japan | Pension benefits and SIPs | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	787,999	886,893
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	71,753	104,793
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	120,108	221,250
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	186,555	219,018
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	332,691	249,274
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	76,892	92,558
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	726,011	662,737
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	105,867	140,923
Foreign offices and subsidiaries | Pension benefits | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	105,867	140,923
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	12,136	25,356
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	63,759	80,349
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 29,756	¥ 34,971